UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [   ];  Amendment Number:  ____
   This Amendment  (Check only one.):  [	] is a restatement.
       [ 	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Gardner Lewis Asset Management, L.P.
Address:		285 Wilmington-West Chester Pike
			Chadds Ford, PA  19317

Form 13F File Number:    28-04874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William Whitfield Gardner
Title:		Chairman & CEO of the General Partner
Phone:		610-558-2800
Signature, Place, and Date of Signing:


/s/ W. Whitfield Gardner		Chadds Ford, Pennsylvania	August 14, 2012

Report Type  (check only one.):

[X]  13F HOLDINGS REPORT

[  ]  13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		98

Form 13F Information Table Value Total:		$315,760
		(x$1000)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings PLC - Spons ADR   COM              042068106     2898   121805 SH       SOLE                   108235             13570
AboveNet, Inc.                 COM              00374N107     5966    71023 SH       SOLE                    71023
Acacia Research                COM              003881307     3205    86050 SH       SOLE                    86050
Albemarle Corp.                COM              012653101     2610    43766 SH       SOLE                    43766
Allos Therapeutics, Inc.       COM              019777101      488   272400 SH       SOLE                   272400
Amazon.Com Inc.                COM              023135106     5940    26012 SH       SOLE                    23109              2903
American Perspective Bank      COM              028853109     1685   131666 SH       SOLE                   131666
Anadarko Petroleum Corporation COM              032511107     5059    76425 SH       SOLE                    67874              8551
Apple Computer, Inc.           COM              037833100    13139    22499 SH       SOLE                    20106              2393
Ariba, Inc.                    COM              04033V203     5707   127510 SH       SOLE                   127510
Baidu, Inc. - Spon ADR         COM              056752108     2548    22163 SH       SOLE                    19760              2403
BancTrust Financial Group, Inc COM              05978R107       87    29143 SH       SOLE                    29143
Bank of America Corp.          COM              060505104     4641   567417 SH       SOLE                   505187             62230
Beacon Federal Bancorp, Inc.   COM              073582108      496    25000 SH       SOLE                    25000
Benihana, Inc.                 COM              082047101     3891   241525 SH       SOLE                   241525
Blackwater Midstream Corp.     COM              09259M100       32    52970 SH       SOLE                    52970
Boeing Co.                     COM              097023105     3777    50835 SH       SOLE                    44890              5945
Broadcom Corp.                 COM              111320107     1266    37505 SH       SOLE                    26725             10780
CBRE Group, Inc.               COM              12504L109     2781   169999 SH       SOLE                   157159             12840
CME Group, Inc.                COM              12572Q105     2683    10008 SH       SOLE                     8577              1431
Catalyst Health Solutions, Inc COM              14888B103     2078    22236 SH       SOLE                    22236
Celgene Corp.                  COM              151020104     2191    34150 SH       SOLE                    25340              8810
Citigroup Inc.                 COM              172967424     3119   113785 SH       SOLE                   101453             12332
Citizens South Banking Corp.   COM              176682102      944   139282 SH       SOLE                   139282
Citrix Systems, Inc.           COM              177376100     2804    33410 SH       SOLE                    29660              3750
Collective Brands, Inc.        COM              19421W100     4177   195000 SH       SOLE                   195000
Cooper Industries Ltd - Cl A   COM              G24140108     3409    50000 SH       SOLE                    50000
Cost Plus, Inc.                COM              221485105     8705   395702 SH       SOLE                   395702
Costco Wholesale Corp.         COM              22160K105      769     8094 SH       SOLE                     5994              2100
Crown Holdings, Inc.           COM              228368106     2295    66536 SH       SOLE                    66536
DIRECTV-Class A                COM              25490A101     5035   103132 SH       SOLE                    94171              8961
Danaher Corp.                  COM              235851102     1645    31590 SH       SOLE                    23495              8095
Discovery Communications, Inc. COM              25470F302     1863    37188 SH       SOLE                    37188
Dollar Tree Stores, Inc.       COM              256746108     2883    53596 SH       SOLE                    39728             13868
EMC Corporation                COM              268648102     2652   103467 SH       SOLE                    80982             22485
EOG Resources, Inc.            COM              26875P101     4311    47840 SH       SOLE                    40783              7057
Easylink Services Internationa COM              277858106     5968   824362 SH       SOLE                   824362
Edelman Financial Group, Inc.  COM              27943Q105     4736   544394 SH       SOLE                   544394
Elster Group SE - ADR          COM              290348101     1726    85000 SH       SOLE                    85000
Encore Bancshares, Inc.        COM              29255V201     5565   269765 SH       SOLE                   269765
Equinix, Inc.                  COM              29444U502    10461    59558 SH       SOLE                    53711              5847
Expeditors International of Wa COM              302130109     1348    34780 SH       SOLE                    34780
Express Scripts                COM              30219G108     1873    33545 SH       SOLE                    24895              8650
Facebook, Inc.-A               COM              30303M102     3840   123505 SH       SOLE                   109760             13745
Flatbush Federal Bancorp, Inc. COM              338735103      352    54996 SH       SOLE                    54996
Freeport-McMoRan Copper & Gold COM              35671D857     3371    98933 SH       SOLE                    87573             11360
Gen-Probe Inc.                 COM              36866T103     5717    69545 SH       SOLE                    69545
Gilead Sciences, Inc.          COM              375558103     3550    69235 SH       SOLE                    61480              7755
Golfsmith International Holdin COM              38168Y103     4066   671025 SH       SOLE                   671025
Goodrich Corp.                 COM              382388106     5419    42700 SH       SOLE                    42700
Google, Inc. Cl-A              COM              38259P508     4445     7663 SH       SOLE                     6496              1167
Heico Corp.                    COM              422806109     1006    25451 SH       SOLE                    25451
Hughes Telematics, Inc.        COM              444486104      956    80000 SH       SOLE                    80000
Humana, Inc.                   COM              444859102     8345   107764 SH       SOLE                    98259              9505
IntegraMed America, Inc.       COM              45810N302     1263    91168 SH       SOLE                    91168
Intel Corp.                    COM              458140100     1722    64628 SH       SOLE                    47923             16705
Interline Brands, Inc.         COM              458743101     2808   112000 SH       SOLE                   112000
JP Morgan Chase & Co           COM              46625H100      999    27972 SH       SOLE                    21002              6970
Kenneth Cole Productions, Inc. COM              193294105     4296   285423 SH       SOLE                   285423
Knology, Inc.                  COM              499183804     6362   323447 SH       SOLE                   323447
LeCroy Corp.                   COM              52324W109     5417   379877 SH       SOLE                   379877
Liberty Interactive Corp. - A  COM              53071M104     2642   148628 SH       SOLE                   148628
Liberty Media Corp - Liberty C COM              530322106     6599    75068 SH       SOLE                    69453              5615
Macy's Inc                     COM              55616P104     1838    53500 SH       SOLE                    39765             13735
Marvell Technology Group, Ltd. COM              G5876H105      115    10171 SH       SOLE                    10171
Mastercard Inc. - Class A      COM              57636Q104     5585    12984 SH       SOLE                    11571              1413
Mercadolibre, Inc.             COM              58733R102     1230    16223 SH       SOLE                    16223
Micronetics, Inc.              COM              595125105     2767   187985 SH       SOLE                   187985
Monsanto Company               COM              61166W101     2034    24570 SH       SOLE                    19950              4620
NCR Corporation                COM              62886E108     2123    93385 SH       SOLE                    93385
National Oilwell Varco Inc.    COM              637071101     1859    28850 SH       SOLE                    21405              7445
Netsuite, Inc.                 COM              64118Q107     1035    18905 SH       SOLE                    18905
Network Engines, Inc.          COM              64121A107     1085   769361 SH       SOLE                   769361
Network Equipment Technologies COM              641208103     2024  1545387 SH       SOLE                  1545387
New England Bancshares, Inc.   COM              643863202     1541   114800 SH       SOLE                   114800
P.F. Chang's China Bistro, Inc COM              69333Y108     6148   119440 SH       SOLE                   119440
PLX Technology, Inc.           COM              693417107     2202   346700 SH       SOLE                   346700
Pacific Capital Bancorp        COM              69404P200     5273   115306 SH       SOLE                   115306
Pep Boys - Manny, Moe & Jack   COM              713278109     2547   257267 SH       SOLE                   257267
Pioneer Natural Resources Comp COM              723787107     2742    31090 SH       SOLE                    31090
Priceline.Com Inc.             COM              741503403     1340     2016 SH       SOLE                     1506               510
Progress Energy, Inc.          COM              743263105     5068    84230 SH       SOLE                    84230
Qualcomm, Inc.                 COM              747525103     2526    45365 SH       SOLE                    40400              4965
RF Monolithics, Inc.           COM              74955F106     3595  2019512 SH       SOLE                  2019512
SRI/Surgical Express, Inc.     COM              78464W104     1450   393975 SH       SOLE                   393975
Salesforce.com, Inc.           COM              79466L302     2662    19251 SH       SOLE                    16146              3105
Solutia, Inc.                  COM              834376501     8742   311640 SH       SOLE                   311640
Southern Community Financial C COM              842632101       91    28800 SH       SOLE                    28800
Spirit AeroSystems Holdings, I COM              848574109     2078    87191 SH       SOLE                    87191
Splunk, Inc.                   COM              848637104      761    27065 SH       SOLE                    27065
Standard Microsystems Corp.    COM              853626109     5275   143000 SH       SOLE                   143000
Starwood Hotels & Resorts      COM              85590A401     2786    52533 SH       SOLE                    46833              5700
Sun Healthcare Group, Inc.     COM              86677E100      602    71964 SH       SOLE                    71964
TIBCO Software Inc.            COM              88632Q103     1455    48629 SH       SOLE                    48629
Tii Network Technologies, Inc. COM              872479209     1184   558692 SH       SOLE                   558692
VMware, Inc.                   COM              928563402     3358    36880 SH       SOLE                    32855              4025
Vail Resorts                   COM              91879Q109     3216    64219 SH       SOLE                    64219
eResearchTechnology, Inc.      COM              29481V108     4792   599412 SH       SOLE                   599412